Sensitivity analysis (Details) - 12 months ended Dec. 31, 2019 R$ in Thousands, $ in Thousands	USD ($)	BRL (R$) S/ / $ € / $ R$ / $ $ / T T	USD ($) S/ / $ € / $ R$ / $ $ / T T
Scenario II
Financial risk management
Decrease in risk assumption		(25.00%)	(25.00%)
Increase in risk assumption		25.00%	25.00%
Scenario III
Financial risk management
Decrease in risk assumption		(50.00%)	(50.00%)
Increase in risk assumption		50.00%	50.00%
Foreign exchange risk | BRL
Financial risk management
Quotation - price | R$ / $		4.0307	4.0307
Foreign exchange risk | BRL | Scenario I
Financial risk management
Increase in risk assumption		2.06%	2.06%
Impacts on comprehensive income of increase in assumption	$ 887
Foreign exchange risk | BRL | Scenario II
Financial risk management
Impact on comprehensive income of decrease in assumption	10,764
Impacts on comprehensive income of increase in assumption	(10,764)
Foreign exchange risk | BRL | Scenario III
Financial risk management
Impact on comprehensive income of decrease in assumption	21,259
Impacts on comprehensive income of increase in assumption	(21,529)
Foreign exchange risk | EUR
Financial risk management
Quotation - price | € / $		1.1240	1.1240
Foreign exchange risk | EUR | Scenario I
Financial risk management
Decrease in risk assumption		(0.36%)	(0.36%)
Impact on profit (loss) of decrease in assumption	(1)
Foreign exchange risk | EUR | Scenario II
Financial risk management
Impact on profit (loss) of decrease in assumption	(45)
Impact on profit (loss) of increase in assumption	45
Foreign exchange risk | EUR | Scenario III
Financial risk management
Impact on profit (loss) of decrease in assumption	(90)
Impact on profit (loss) of increase in assumption	90
Foreign exchange risk | PEN
Financial risk management
Quotation - price | S/ / $		3.3253	3.3253
Foreign exchange risk | PEN | Scenario I
Financial risk management
Increase in risk assumption		0.74%	0.74%
Impact on profit (loss) of increase in assumption	257
Foreign exchange risk | PEN | Scenario II
Financial risk management
Impact on profit (loss) of decrease in assumption	(8,641)
Impact on profit (loss) of increase in assumption	8,641
Foreign exchange risk | PEN | Scenario III
Financial risk management
Impact on profit (loss) of decrease in assumption	(17,281)
Impact on profit (loss) of increase in assumption	17,281
BRL - CDI interest rate risk
Financial risk management
Quotation - rate		4.40%	4.40%
BRL - CDI interest rate risk | Scenario I
Financial risk management
Decrease in risk assumption		(0.16%)	(0.16%)
Impact on profit (loss) of decrease in assumption	14
BRL - CDI interest rate risk | Scenario II
Financial risk management
Impact on profit (loss) of decrease in assumption	1,034
Impact on profit (loss) of increase in assumption	(883)
BRL - CDI interest rate risk | Scenario III
Financial risk management
Impact on profit (loss) of decrease in assumption	2,241
Impact on profit (loss) of increase in assumption	(1,637)
USD - LIBOR interest rate risk
Financial risk management
Quotation - rate		1.91%	1.91%
USD - LIBOR interest rate risk | Scenario I
Financial risk management
Increase in risk assumption		0.02%	0.02%
Impact on profit (loss) of increase in assumption	(17)
USD - LIBOR interest rate risk | Scenario II
Financial risk management
Impact on profit (loss) of decrease in assumption	388
Impact on comprehensive income of decrease in assumption	1
Impact on profit (loss) of increase in assumption	(358)
Impacts on comprehensive income of increase in assumption	(1)
USD - LIBOR interest rate risk | Scenario III
Financial risk management
Impact on profit (loss) of decrease in assumption	809
Impact on comprehensive income of decrease in assumption	2
Impact on profit (loss) of increase in assumption	(689)
Impacts on comprehensive income of increase in assumption	(2)
US Dollar coupon interest rate risk
Financial risk management
Quotation - rate		2.41%	2.41%
US Dollar coupon interest rate risk | Scenario I
Financial risk management
Decrease in risk assumption		(0.19%)	(0.19%)
Impact on profit (loss) of decrease in assumption	(31)
US Dollar coupon interest rate risk | Scenario II
Financial risk management
Impact on profit (loss) of decrease in assumption	(159)
Impact on profit (loss) of increase in assumption	156
US Dollar coupon interest rate risk | Scenario III
Financial risk management
Impact on profit (loss) of decrease in assumption	(323)
Impact on profit (loss) of increase in assumption	310
Zinc price risk
Financial risk management
Quotation - price | $ / T		2,293	2,293
Zinc price risk | Scenario I
Financial risk management
Increase in risk assumption		4.67%	4.67%
Impact on profit (loss) of increase in assumption	(5,482)
Impacts on comprehensive income of increase in assumption	545
Zinc price risk | Scenario II
Financial risk management
Impact on profit (loss) of decrease in assumption	29,368
Impact on comprehensive income of decrease in assumption	(2,917)
Impact on profit (loss) of increase in assumption	(29,368)
Impacts on comprehensive income of increase in assumption	2,917
Zinc price risk | Scenario III
Financial risk management
Impact on profit (loss) of decrease in assumption	58,736
Impact on comprehensive income of decrease in assumption	(5,835)
Impact on profit (loss) of increase in assumption	(58,736)
Impacts on comprehensive income of increase in assumption	$ 5,835
Cash, cash equivalents and financial investments | Foreign exchange risk | BRL
Financial risk management
Net exposure			$ 76,038
Cash, cash equivalents and financial investments | Foreign exchange risk | EUR
Financial risk management
Net exposure			179
Cash, cash equivalents and financial investments | Foreign exchange risk | PEN
Financial risk management
Net exposure			34,563
Cash, cash equivalents and financial investments | BRL - CDI interest rate risk
Financial risk management
Net exposure			75,722
Loans and financing | Foreign exchange risk | BRL
Financial risk management
Net exposure			119,095
Loans and financing | BRL - CDI interest rate risk
Financial risk management
Net exposure			19,989
Loans and financing | USD - LIBOR interest rate risk
Financial risk management
Net exposure			90,000
Derivative financial instruments | BRL - CDI interest rate risk
Financial risk management
Net exposure | R$		R$ 1,242,791
Derivative financial instruments | USD - LIBOR interest rate risk
Financial risk management
Net exposure			717,071
Derivative financial instruments | US Dollar coupon interest rate risk
Financial risk management
Net exposure			$ 271,430
Derivative financial instruments | Zinc price risk
Financial risk management
Net exposure | T		273,472	273,472